Customers, Traders and Power Transport Concession Holders - Summary of Terms of Advances from Clients (Detail) R$ in Millions, GWh in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$) GWh	Dec. 31, 2016 BRL (R$)
Disclosure Of Advances From Customers [line items]
Advances from clients	R$ 233	R$ 181
Cemig GT [member]
Disclosure Of Advances From Customers [line items]
Advances from clients	R$ 233	181
Cemig GT [member] | BTG Pactual [member]
Disclosure Of Advances From Customers [line items]
Specified period for billing	Jan. 2018
Index for adjusting prepaid amounts	1.57% p.m.
GWh deliverable | GWh	137
Advances from clients	R$ 18	R$ 181
Cemig GT [member] | BTG Pactual1 [member]
Disclosure Of Advances From Customers [line items]
Specified period for billing	Jan. 2018
Index for adjusting prepaid amounts	1.2% p.m.
GWh deliverable | GWh	172
Advances from clients	R$ 26
Cemig GT [member] | Deal Comercializadora [member]
Disclosure Of Advances From Customers [line items]
Specified period for billing	Jan. 2018
Index for adjusting prepaid amounts	1.2% p.m.
GWh deliverable | GWh	5
Advances from clients	R$ 1
Cemig GT [member] | White Martins Gases Industriais Ltda [member]
Disclosure Of Advances From Customers [line items]
Specified period for billing	Feb. 2018 to Mar. 2019
Index for adjusting prepaid amounts	124% of CDI
GWh deliverable | GWh	334
Advances from clients	R$ 146
Cemig GT [member] | White Martins Gases Industriais Ltda1 [member]
Disclosure Of Advances From Customers [line items]
Specified period for billing	Feb. 2018 to Jul. 2019
Index for adjusting prepaid amounts	124% of CDI
Advances from clients	R$ 42